Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2017
Sundry provisions (Tables) [Abstract]
Schedule of summary of sundry provisions

22.              Sundry provisions

	Note	2017	2016

Provision for customers rebates	(a)	87,913	41,475
Provision for recovery of environmental damages	(b)	300,249	254,040
Other		25,510	23,621
Total		413,672	319,136

Current liabilities		178,676	112,891
Non-current liabilities		234,996	206,245
Total		413,672	319,136

Schedule of changes in provisions

(c)             Changes in provisions

		Recovery of
		environmental
	Bonus	damage	Other	Total

December 31, 2016	41,475	254,040	23,621	319,136

Additions, inflation adjustments and exchange variation, net	116,085	102,480	5,744	224,309
Write-offs through usage and payments	(69,647)	(56,271)	(3,855)	(129,773)

December 31, 2017	87,913	300,249	25,510	413,672